Borrowings (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AUD ($)	Oct. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance leases						$ (9,000,000)				$ (15,000,000)		$ (15,000,000)
Total borrowings (note 34)						2,050,000,000				2,268,000,000		2,178,000,000
Current portion of borrowings						(139,000,000)				(38,000,000)		(34,000,000)
Total non-current borrowings						1,911,000,000				2,230,000,000		2,144,000,000
Total current borrowings						139,000,000				38,000,000		34,000,000
Total borrowings			$ 2,268,000,000	$ 2,178,000,000	$ 2,737,000,000	2,050,000,000				2,268,000,000		2,178,000,000
(note 34)			2,268,000,000	2,178,000,000	2,737,000,000	2,050,000,000				2,268,000,000		2,178,000,000
Undrawn borrowing facilities						1,788,000,000				1,515,000,000		1,361,000,000
Opening balance			2,268,000,000	2,178,000,000	2,737,000,000
Proceeds from borrowings			753,000,000	815,000,000	787,000,000
Repayment of borrowings			(967,000,000)	(767,000,000)	(1,333,000,000)
Finance costs paid on borrowings			(117,000,000)	(125,000,000)	(159,000,000)
Interest charged to the income statement			127,000,000	130,000,000	145,000,000
Fair value adjustments on issued bonds			0	0	(9,000,000)
Translation			(14,000,000)	37,000,000	10,000,000
Closing balance			2,050,000,000	2,268,000,000	2,178,000,000
Finance costs paid on borrowings			(117,000,000)	(125,000,000)	(159,000,000)
Commitment fees, environmental guarantee fees and other borrowing costs			13,000,000	13,000,000	13,000,000
Finance costs paid on borrowings			130,000,000	138,000,000	172,000,000
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings			1,807,000,000	1,844,000,000	1,844,000,000	1,896,000,000				1,807,000,000		1,844,000,000
(note 34)			1,807,000,000	1,844,000,000	1,844,000,000	1,896,000,000				1,807,000,000		1,844,000,000
Opening balance			1,807,000,000	1,844,000,000
Closing balance			1,896,000,000	1,807,000,000	1,844,000,000
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings			221,000,000	225,000,000	225,000,000	48,000,000				221,000,000		225,000,000
(note 34)			221,000,000	225,000,000	225,000,000	48,000,000				221,000,000		225,000,000
Opening balance			221,000,000	225,000,000
Closing balance			48,000,000	221,000,000	225,000,000
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings			237,000,000	106,000,000	106,000,000	75,000,000				237,000,000		106,000,000
(note 34)			237,000,000	106,000,000	106,000,000	75,000,000				237,000,000		106,000,000
Opening balance			237,000,000	106,000,000
Closing balance			75,000,000	237,000,000	106,000,000
Tanzanian shilling
Disclosure of detailed information about borrowings [line items]
Total borrowings			0	0	0	29,000,000				0		0
(note 34)			0	0	0	29,000,000				0		0
Opening balance			0	0
Closing balance			29,000,000	0	0
Brazilian real
Disclosure of detailed information about borrowings [line items]
Total borrowings			3,000,000	3,000,000	3,000,000	2,000,000				3,000,000		3,000,000
(note 34)			3,000,000	3,000,000	3,000,000	2,000,000				3,000,000		3,000,000
Opening balance			3,000,000	3,000,000
Closing balance			2,000,000	3,000,000	3,000,000
- utilisation required within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings			38,000,000	34,000,000	34,000,000	139,000,000				38,000,000		34,000,000
(note 34)			38,000,000	34,000,000	34,000,000	139,000,000				38,000,000		34,000,000
Opening balance			38,000,000	34,000,000
Closing balance			139,000,000	38,000,000	34,000,000
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings			219,000,000	170,000,000	170,000,000	734,000,000				219,000,000		170,000,000
(note 34)			219,000,000	170,000,000	170,000,000	734,000,000				219,000,000		170,000,000
Opening balance			219,000,000	170,000,000
Closing balance			734,000,000	219,000,000	170,000,000
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings			1,687,000,000	902,000,000	902,000,000	860,000,000				1,687,000,000		902,000,000
(note 34)			1,687,000,000	902,000,000	902,000,000	860,000,000				1,687,000,000		902,000,000
Opening balance			1,687,000,000	902,000,000
Closing balance			860,000,000	1,687,000,000	902,000,000
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings			324,000,000	1,072,000,000	1,072,000,000	317,000,000				324,000,000		1,072,000,000
(note 34)			324,000,000	1,072,000,000	1,072,000,000	317,000,000				324,000,000		1,072,000,000
Opening balance			324,000,000	1,072,000,000
Closing balance			$ 317,000,000	$ 324,000,000	$ 1,072,000,000
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Face amount of facility						750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 700,000,000.0
Interest rate						5.375%	5.375%	5.375%
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 300,000,000.0
Interest rate						6.50%	6.50%	6.50%
Term of facility			30 years
Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 1,000,000,000
Unsecured One Point Four Billion Dollar Multi Currency Syndicated Loan Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						1,400,000,000				0		0
Face amount of facility	$ 1,400,000,000.0					1,400,000,000.0
Borrowings Maximum Australian dollar Facility								$ 500,000,000.0	$ 500,000,000
Term of facility	5 years
Unsecured One Point Four Billion Dollar Multi Currency Syndicated Loan Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.45%								1.45%
Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						57,000,000				0		0
Face amount of facility		$ 115,000,000				115,000.000
BorrowingsMaximumTanzanianShillingFacility		$ 45,000,000				$ 450,000,000
Term of facility		3 years
Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		6.70%
Unsecured Bonds Issued July Two Thousand and Thirteen [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						5.125%	5.125%	5.125%
Syndicated revolving credit facility ($1bn) - US dollar
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 0				965,000,000		950,000,000
Face amount of facility						1,000,000,000
Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						0				226,000,000		191,000,000
Face amount of facility								$ 500,000,000.0	$ 500,000,000
Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R											R 1,500,000,000.0
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 174,000,000				146,000,000		0
Face amount of facility | R							R 2,500,000,000.0
Syndicated revolving credit facility (R2.5bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.80%	1.80%	1.80%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R							R 1,400,000,000.0
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.65%	1.65%	1.65%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 35,000,000				0		0
Face amount of facility | R							R 1,000,000,000
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.30%	1.30%	1.30%
Syndicated revolving credit facility (R1.5bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 0				0		21,000,000
Face amount of facility | R							R 1,500,000,000.0
Syndicated revolving credit facility (R1.4bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						70,000,000				32,000,000		102,000,000
Face amount of facility | R							1,400,000,000.0
FirstRand Bank Limited - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						52,000,000				61,000,000		37,000,000
Face amount of facility | R							R 750,000,000.000
Revolving Credit Facilities - $100m
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						0				85,000,000		60,000,000
Face amount of facility						$ 100,000,000.0
Revolving Credit Facilities - $100m | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate						6.20%	6.20%	6.20%
Revolving Credit Facilities - $100m | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						8.00%	8.00%	8.00%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						4.50%	4.50%	4.50%
Other | Average
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Turbine Square Two (Pty) Limited [Member]
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 9,000,000				15,000,000		15,000,000
Interest rate						9.80%	9.80%	9.80%
Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 48,000,000				58,000,000		57,000,000
Interest rate						6.75%	6.75%	6.75%
Other
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 4,000,000				5,000,000		5,000,000
Other | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						14.70%	14.70%	14.70%
Tanzanian Portion Of One Hundred Million Dollar Facility
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 35,000,000
Guinea Portion Of One Hundred Million Dollar Facility
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 65,000,000
Term of facility		3 years
Tanzanian Shilling Components Of Unsecured One Hundred and Fifteen Million Dollar MutiCurrency Facility
Disclosure of detailed information about borrowings [line items]
Interest rate						12.50%	12.50%	12.50%
US Dollar Components Of Unsecured one Hundred and Fifteen Million Dollar MutiCurrency Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						6.70%	6.70%	6.70%
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						$ 761,000,000				759,000,000		758,000,000
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						1,002,000,000				1,001,000,000		1,000,000,000
Debt carried at amortised cost | Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				32,000,000		45,000,000
Debt carried at amortised cost | Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						60,000,000				0		0
Debt carried at amortised cost | Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				163,000,000		168,000,000
Debt carried at amortised cost | Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				0		88,000,000
Debt carried at amortised cost | Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				56,000,000		0
Debt carried at amortised cost | Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						28,000,000				81,000,000		0
Debt carried at amortised cost | Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						35,000,000				81,000,000		0
Debt carried at amortised cost | Revolving Credit Facilities - $100m
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						103,000,000				16,000,000		41,000,000
Debt carried at amortised cost | Other
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						$ 0				$ 1,000,000		$ 1,000,000
Australian Gas Pipeline One [Member] | Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Term of facility			10 years
Australian Gas Pipeline Two [Member] | Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Term of facility			12 years